As filed with the Securities and Exchange Commission on March 4, 2005.

Registration No. 333-109580

811-21441

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FLEXIBLE PREMIUM VARIABLE ANNUITY - C

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 3

and

REGISTRATION STATEMENT

UNDER THE

INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 4

SEPARATE ACCOUNT VA R

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 297-8330

Darin D. Smith, Esquire

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esq.

Sutherland, Asbill and Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2005 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

This filing is solely for the purpose of delaying the post-effective date of the prior post-effective amendment filed on January 7, 2005. Parts A, B and C, and any exhibits, of the prior filing (Post-Effective Amendment No. 2 to Form N-4, File No. 333-109580) are incorporated by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 2nd day of March, 2005.

SEPARATE ACCOUNT VA R
TRANSAMERICA LIFE INSURANCE COMPANY
Depositor

*
Larry N. Norman
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date
*	Director	, 2005
Ronald L. Ziegler

/s/ Craig D. Vermie	Director	March 2, 2005
Craig D. Vermie

* Larry N. Norman	Director (Principal Executive Officer)	, 2005

*	Director	, 2005
Arthur C. Schneider

* Robert J. Kontz	Vice President and Corporate Controller	, 2005

* Brenda K. Clancy	Director, Vice President, Treasurer and Chief Financial Officer	, 2005

*	By Craig D. Vermie, Attorney-in-Fact